OTHER INCOME (GRANTS) (Details Narrative) - ESG [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Total government grants	$ 102,873	$ 696,716
Income-based government grants	59,569	527,478
Asset- based grants	$ 43,304	$ 169,238	$ 121,457